Financial Highlights	12 Months Ended
Dec. 31, 2017
Financial Highlights [Abstract]
Financial Highlights

7.  FINANCIAL HIGHLIGHTS

Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders’ trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,			Date of first issuance
	2017	2016	2015

Series 1	150,460.406	159,980.042	182,693.002	July 23, 2001
Series 2	6.797(1)	12.094	39.121	April 1, 2010
Series 3	17,465.839	14,762.240	14,145.541	September 1, 2009
Series 4	3,238.290	2,774.133	2,496.701	November 1, 2010

(1) For the eight months ended August 31, 2017, date of full redemption.

Ratios are calculated for each Series taken as a whole. Total return for Series 1 investors are presented for Unitholders charged 7% brokerage fee. An individual Unitholder’s per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder’s brokerage fee (for Series 1) custodial fee (for Series 2), management fee (for Series 2 and 3) and profit share allocation arrangements.